Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Convertible preferred stock, par value (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005
Convertible preferred stock authorized (in shares)Convertible preferred stock authorized (in shares)	10,000,000	101,648,657	101,648,657
Convertible preferred stock issued (in shares)	0	50,462,272	50,462,272
Convertible preferred stock outstanding (in shares)	0	50,462,272	50,462,272
Common stock, par value (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005
Common stock authorized (in shares)	300,000,000	124,433,107	124,433,107
Common stock issued (in shares)	3,073,067	3,073,067	2,690,264
Common stock outstanding (in shares)	3,073,067	3,073,067	2,690,264